Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 1,383.2	¥ 1,460.0
General and administrative expenses	(858.7)	(852.5)
Others	30.1	32.9
Consolidated net business profit	554.6	640.4
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	311.4	383.1
General and administrative expenses	(139.6)	(171.1)
Others	24.2	21.6
Consolidated net business profit	196.0	233.6
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	614.2	633.0
General and administrative expenses	(503.9)	(508.7)
Others	0.9	6.0
Consolidated net business profit	111.2	130.3
Operating segments [member] | International Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	329.8	338.1
General and administrative expenses	(177.0)	(156.0)
Others	25.8	21.7
Consolidated net business profit	178.6	203.8
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	240.9	200.2
General and administrative expenses	(28.7)	(27.2)
Others	15.7	9.5
Consolidated net business profit	227.9	182.5
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(113.1)	(94.4)
General and administrative expenses	(9.5)	10.5
Others	(36.5)	(25.9)
Consolidated net business profit	¥ (159.1)	¥ (109.8)